Note 5 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31
	2016	2015

Time deposits	$2,289	$8,616
Savings and checking accounts	28,873	32,414
Money market mutual funds	162	161
Petty cash	8	8

	$31,332	$41,199